Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 0	$ 173,930
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	0	1,000,000.0	$ 900,000
Revenue, Remaining Performance Obligation, Amount	$ 0	$ 774,269